OPERATING LEASES - Summary of supplemental cash flow information related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING LEASES
Operating cash outflows from operating leases	$ 27	$ 1,211